JPMORGAN TRUST II

270 PARK AVENUE

NEW YORK, NEW YORK 10017

August 28, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust II (the “Trust”), on behalf of
the Funds listed in Appendix A
File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds listed in Appendix A. These exhibits contain the risk/return summary information in the prospectus for the Funds dated as indicated in Appendix A and as supplemented August 21, 2017. The purpose of this filing is to submit the XBRL information from the 497 filing dated August 21, 2017 for the Funds.

Please contact the undersigned at (614) 213-4020 if you have any questions concerning this filing.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

APPENDIX A

J.P. Morgan U.S. Equity Funds (dated November 1, 2016)

JPMorgan Large Cap Value Fund

J.P. Morgan International Equity Funds (dated March 1, 2017)

JPMorgan International Research Enhanced Equity Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase